Leases (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Leases [Abstract]
Future lease payments percentage	9.80%
Payment of lease obligation	$ 146,304	$ 201,480
Average expected life	4 years 6 months